Cover	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	RIO
Entity Registrant Name	Rio Tinto plc
Entity Central Index Key	0000863064
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	1,287,659,651
Document Annual Report	true
Document Transition Report	false
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Rio Tinto Limited [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	371,216,214